Subsequent events	6 Months Ended
Jun. 30, 2020
Events After Reporting Period [Abstract]
Subsequent events	Subsequent events
Declaration of dividend
    In August 2020, our Board of Directors declared a quarterly cash dividend of $0.10 per common share, which was paid on September 29, 2020 to all shareholders of record as of September 9, 2020 (the record date).
Debt Drawdowns and Repayments
In July 2020, we drew down $1.8 million under our BCFL Lease Financing - (LR2s) to partially finance the purchase and installation of a scrubber on STI Solace.
In July 2020, we drew down $1.9 million under our BCFL Lease Financing - (MRs) to partially finance the purchase and installation of a scrubber on STI Onyx.
In July 2020, we drew down an aggregate $5.7 million under our $116.0 Million Lease Financing to partially finance the purchase and installation of scrubbers on three product tankers, STI Gramercy, STI Oxford and STI Queens.
In July 2020, we drew down $1.6 million under our ABN AMRO / SEB Credit Facility to partially finance the purchase and installation of a scrubber on STI Connaught.
In July 2020, we drew down $3.3 million under our ING Credit Facility to partially finance the purchase and installation of scrubbers on three product tankers, STI Osceola, STI Pontiac and STI Lombard. In September 2020, we drew down $2.6 million under this facility to partially finance the purchase and installation of scrubbers on two product tankers, STI Black Hawk and STI Notting Hill.
In August 2020, we drew down $1.6 million under our CSSC Lease Financing to partially finance the purchase and installation of a scrubber on STI Gratitude.
In September 2020, we drew down $24.9 million under our BNPP Sinosure Credit Facility to partially finance the purchase and installation of scrubbers on 13 vessels. This borrowing is collateralized by STI Orchard. As part of this transaction, we repaid the outstanding indebtedness of $16.2 million related to STI Orchard on our KEXIM Credit Facility.
In September 2020, we drew down $43.7 million from our 2020 $225.0 Million Credit Facility. The proceeds were used to partially refinance the outstanding indebtedness of $54.0 million related to STI Pride and STI Providence, which were previously financed under our CMBFL Lease Financing.
In September 2020, we closed on the sale and leaseback of STI Leblon and STI Bosphorus, borrowing $45.4 million from our 2020 CMB Lease Financing (described below). As part of this transaction, we repaid the outstanding indebtedness of $30.1 million related to these vessels under our 2017 Credit Facility.
2020 CMB Lease Financing
In September 2020, we executed an agreement with CMB Financial Leasing Co., Ltd to sell and leaseback two MR product tankers: STI Leblon and STI Bosphorus. The aggregate borrowing amount under the arrangement was $45.4 million. A portion of the proceeds were utilized to repay the outstanding indebtedness relating to these two vessels under our 2017 Credit Facility. Under the agreement, each vessel is subject to a seven year bareboat charter agreement. The lease financing bears interest at LIBOR plus a margin and is expected to be repaid in 28 equal quarterly repayments. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable on the third anniversary date from the delivery date of the respective vessel.
SPDB Lease Financing
In September 2020, we received a commitment from SPDB Financial Leasing Co., Ltd to sell and leaseback four MR product tankers: STI San Telmo, STI Donald C. Trauscht, STI Esles II and STI Jardins. The aggregate net borrowing amount, which reflects the selling price less deposits to the lessor, under the arrangement is expected to be $93.6 million. A portion of the proceeds are expected to be utilized to repay the outstanding indebtedness related to these vessels under our 2017 Credit Facility. STI San Telmo and STI Donald C Trauscht are expected to be repaid in 28 equal quarterly installments and STI Esles II and STI Jardins are expected to be repaid in 32 equal quarterly installments. The lease financing bears interest at LIBOR plus a margin. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable on the third anniversary date from the delivery date of the respective vessel. There is a purchase obligation for each vessel upon the expiration of their respective agreement. The remaining terms and conditions, including financial covenants, are similar to those set forth in our existing lease financing facilities. These lease financing arrangements are subject to customary conditions precedent and the execution of definitive documentation.
$49.7 Million Lease Financing
In September 2020, we received a commitment from a financial institution to sell and leaseback two MR product tankers: STI Galata and STI La Boca. The aggregate borrowing amount under the arrangement is expected to be $49.7 million. A portion of the proceeds are expected to be utilized to repay the outstanding indebtedness related to these vessels under our 2017 Credit Facility. Under the agreement, each vessel is subject to a seven year bareboat charter agreement. The lease financing bears interest at LIBOR plus a margin and is expected to be repaid in 28 equal quarterly installments. We have purchase options to re-acquire each of the subject vessels during the bareboat charter period, with the first of such options exercisable on the third anniversary date from the delivery date of the respective vessel. There is a purchase obligation for each vessel upon the expiration of their respective agreement. The remaining terms and conditions, including financial covenants, are similar to those set forth in our existing lease financing facilities. These lease financing arrangements are subject to customary conditions precedent and the execution of definitive documentation.

$12.0 Million Scrubber Financing
In September 2020, we received a commitment to upsize the lease financing arrangement with a financial institution by $12.0 million to finance the purchase and installation of scrubbers on six MR product tankers. The upsized portion of the lease financing will be used to finance up to $2.0 million of the purchase and installation price of each scrubber. The leases bear interest at LIBOR plus a margin and are expected to be repaid in 12 equal quarterly installments. The remaining terms and conditions, including financial covenants, are similar to those set forth in our existing lease financing facilities. These lease financing arrangements are subject to customary conditions precedent and the execution of definitive documentation.
Convertible Notes
In September 2020, the conversion rate of our Convertible Notes due 2022 (the "2022 Notes") was adjusted to reflect the payment of a cash dividend with respect to our common shares. The new conversion rate for the 2022 Notes will be 26.2463 shares of common stock per $1,000 principal amount of the 2022 Notes, representing an increase of the prior conversion rate of 0.2263 common shares for each $1,000 principal amount of the 2022 Notes.

Between July 1, 2020 and October 7, 2020, we repurchased $52.3 million face value of our 2022 Notes at an average price of $894.12 per $1,000 principal amount, or $46.7 million.

Repurchase of Shares

In September 2020, we acquired an aggregate of 1,170,000 of our common shares at an average price of $11.18 per share for a total of $13.1 million; the repurchased shares are being held as treasury shares.

New $250 Million Securities Repurchase Program

In September 2020, our Board of Directors authorized a new Securities Repurchase Program to purchase up to an aggregate of $250 million of securities which, in addition to our common shares, currently consist of our Convertible Notes due 2022 and Senior Notes due 2025 (NYSE: SBBA). As of October 7, 2020, there is $250 million available under the new $250 Million Securities Repurchase Program, and any future purchases of the Company's securities will be made under this program.
Delivery of STI Maximus

In September 2020, we took delivery of a scrubber-fitted MR product tanker, STI Maximus, under an eight-year bareboat charter agreement. The leasehold interest in this vessel was acquired as part our Trafigura Transaction that was announced in September 2019. The bareboat lease has similar terms and conditions as the other leased vessels in the Trafigura Transaction.
2013 Equity Incentive Plan

In September 2020, we issued an aggregate of 220,500 shares of restricted stock to certain of our employees for no cash consideration pursuant to the Plan. The share price on the issuance date was $11.15 per share. The vesting schedule for these restricted shares is (i) one-third of the shares will vest on June 5, 2023, (ii) one-third of the shares will vest on June 4, 2024, and (iii) one-third of the shares will vest on June 4, 2025.

In September 2020, we issued an aggregate of 141,900 shares of restricted stock to certain SSH employees for no cash consideration pursuant to the Plan. The share price on the issuance date was $11.15 per share. The vesting schedule of the restricted stock issued to SSH employees is (i) one-third of the shares will vest on June 5, 2023, (ii) one-third of the shares will vest on June 4, 2024, and (iii) one-third of the shares will vest on June 4, 2025.